Trade Receivables, Net - Movement in Allowances for Doubtful Trade Receivable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of financial assets [line items]
Balance at the beginning of the year	$ 1,713
Balance at the end of the year	564	$ 1,713
Allowances for doubtful trade receivable [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	1,713	4,446	$ 5,336
Charged to operations	2,115	777	1,010
Write-offs, net of collections	(1,136)	(2,571)	(936)
Reversals	(2,321)	(664)	(904)
Translation adjustment	193	(275)	(60)
Balance at the end of the year	$ 564	$ 1,713	$ 4,446